Feb. 28, 2017
BLACKROCK FUNDS II
BlackRock LifePath® Smart Beta 2020 Fund
BlackRock LifePath® Smart Beta 2025 Fund
BlackRock LifePath® Smart Beta 2030 Fund
BlackRock LifePath® Smart Beta 2035 Fund
BlackRock LifePath® Smart Beta 2040 Fund
BlackRock LifePath® Smart Beta 2045 Fund
BlackRock LifePath® Smart Beta 2050 Fund
BlackRock LifePath® Smart Beta 2055 Fund
BlackRock LifePath® Smart Beta Retirement Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 23, 2017 to the
Prospectuses and Statement of Additional Information (“SAI”), each dated February 28, 2017, as supplemented to date

Each Fund currently operates as a diversified fund under the Investment Company Act of 1940, as amended. Accordingly, effective immediately, the following changes are made to each Fund’s Prospectuses and SAI, as applicable:

The last paragraph in the section of each Prospectus entitled "Fund Overview — Key Facts About [the Fund] — Principal Investment Strategies of the Fund" is deleted in its entirety.